December 21, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds
File Nos. 033-68666 and 811-8044

To the Commission:

On behalf of Aston Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplements, filed with the Securities and Exchange Commission on December 16, 2015 under Rule 497(e) (SEC Accession No.0001193125-15-404962), to the Prospectus dated February 28, 2015 for each of the ASTON/Cornerstone Large Cap Value Fund and ASTON/Herndon Large Cap Value Fund (the “Funds”) as supplemented, dated March 16, 2015.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3 (g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (312) 268-1463.

Very truly yours,
/s/ James Dimmick
James Dimmick, Assistant Secretary